   Dreyfus Municipal Money Market Fund, Inc. (the "Fund”)

Incorporated herein by reference, on behalf of the Fund, is the supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 12, 2015 (SEC Accession No. 0000312564-15-000012).